Other information	12 Months Ended
Dec. 31, 2021
Other information
Other information

7. Other information

7.1. Segment reporting

The Group has one segment. The Group is a clinical-stage biopharmaceutical group focused on applying its proprietary anti-C5a technology. These activities are conducted as own project development. The Board of Directors is the chief operating decision maker. Management of resources and reporting to the decision maker is based on the Group as a whole.

All operational activities are conducted in Germany and the United States. No revenues were generated in 2021, 2020 and 2019. The geographic location of the Group’s non-current assets are as follows:

•	December 31, 2021: €29,261 thousand in Germany and €200 thousand in the United States,

•	December 31, 2020: €1,712 thousand in Germany and €219 thousand in the United States.

None of the non-current assets are in the country where the Company is incorporated (the Netherlands).

7.2. Related party transactions

The compensation of the Group’s executive management comprises the following for the twelve months ending December 31:

Board Compensation	2021	2020	2019
		(in €)
Executive Management
Short-term employee benefits	2,817,792	1,995,292	2,793,529
Share-based payments	3,347,203	1,139,286	5,218,324
Total	6,164,995	3,134,578	8,011,853
Non-executive Board of Directors
Short-term employee benefits	271,248	283,127	269,031
Share-based payments	488,937	69,938	710,611
Total	760,185	353,065	979,642
Total Compensation	6,925,180	3,487,643	8,991,495

Executive Management comprises Executive Directors of the Board and members from the C-Level of the Company.

The table above discloses short-term employee benefits that were contractually agreed for the board and executive management. As of December 31, 2021, €959,799 were not paid but accrued (2020: €1,152,416) for executive management and €225,146 (2020: €209,990) for non-executive members of the Board of Directors.

Remuneration of the Group’s executive management comprises fixed and variable components and share-based payment awards. In addition, executive management receive supplementary benefits and allowances.

The Company entered into indemnification agreements with its directors and senior management. The indemnification agreements and the Company’s Articles of Association require the Company to indemnify its directors to the fullest extent permitted by law.

The Company’s current and future directors (and such other officer or employee as designated by the board of directors) have the benefit of indemnification provisions in the Articles of Association of InflaRx N.V. These provisions give the indemnified persons the right to recover from us amounts, including, but not limited to, litigation expenses, and any damages they are ordered to pay, in relation to acts or omissions in the performance of their duties. However, there is no entitlement to indemnification for acts or omissions which are considered to constitute malice, gross negligence, intentional recklessness and/or serious culpability attributable to such indemnified person. These agreements also provide, subject to certain exceptions, for indemnification for related expenses including, among others, attorneys’ fees, judgements, penalties, fines and settlement amounts incurred by any of these individuals in any action or proceeding. In addition to such indemnification, the Company provides its directors with directors’ and officers’ liability insurance.

7.3. COVID-19 Pandemic

The COVID-19 pandemic, which began in December 2019 has spread worldwide and continues to cause many governments to maintain measures to slow the spread of the outbreak through quarantines, travel restrictions, closure of borders and requiring maintenance of physical distance between individuals. During the year 2021, the Company's employees have continued to be able to work from their home and partially return to the Company’s offices. Our service providers also resumed full operations in 2021.

The Phase III part of the Group’s global Phase II/III trial evaluating vilobelimab in mechanically ventilated patients with COVID-19 was initiated in mid-September 2020, and recruitment has finished, enrolling 369 patients with sites initiated across several countries, including the EU, South America and other regions. An interim analysis by an independent data monitoring committee took place in July 2021 in which the data of the first 180 patients evaluable for the 28-day mortality endpoint that completed the study was analyzed and led to the recommendation to continue the study as planned. Topline data at the 28-day mortality primary endpoint are expected to be available in the first quarter of 2022. On October 19, 2021, InflaRx announced that it was awarded a grant of up to €43.7 million from the German Ministry of Education and Research and the German Ministry of Health to support the Company’s development of vilobelimab for the treatment for severe COVID-19 patients (see Note 2.2.5 for additional information regarding this grant).

7.4. Significant events after the reporting date

7.4.1. Warrant program 2021

On February 25, 2021, the Company sold an aggregate of 15,000,000 common shares through a public offering. The common shares were sold at a price of $5.00 per share. For each common share purchased, an investor also received a warrant to purchase a common share at an exercise price of $5.80.The warrants were exercisable immediately and expired on March 1, 2022.